7. Other income and expenses	12 Months Ended
Dec. 31, 2018
Other Income And Expenses
Other income and expenses
7.1.	Other operating income

	2018		2017		2016
	ARS 000		ARS 000		ARS 000

Interest earned from customers	1,623,309	(1)	437,583	(1)	211,800	(1)
Foreign exchange difference, net	11,403,596	(2)	116,699	(2)	302,243	(2)
Effect on the discount of trade and other receivables and payables, net	-		-		1,473,236
Recovery of insurance	181,475		369,273		298,175
Others	14,462		6,507		38,789
	13,222,842		930,062		2,324,243

(1)	Includes 34,393, 34,771 and 44,219 related to receivables under FONINVEMEM I and II Agreements for the years ended December 31, 2018, 2017 and 2016, respectively. It also includes 1,110,232 related to CVO receivables for the year ended December 31, 2018.

(2)	Includes 662,469, 170,048 and 377,012 related to receivables under FONINVEMEM I and II Agreements for the years ended December 31, 2018, 2017 and 2016, respectively. It also includes 10,119,628 related to CVO receivables for the year ended December 31, 2018.

7.2.	Other operating expenses

	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Charge related to the provision for lawsuits and claims	(89,031)	(102,204)	(171,952)
Impairment of material and spare parts	(37,895)	(34,401)	-
Others	(5,955)	(3,533)	-
	(132,881)	(140,138)	(171,952)

7.3.	Finance income

	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Interest earned	51,702	238,331	108,893
Net income on financial assets at fair value through profit or loss	510,748	111,514	308,515
Foreign exchange differences	1,331,368	66,978	197,748
Net income on disposal of financial assets at fair value through other comprehensive income (1)	386,375	1,141,993	258,759
	2,280,193	1,558,816	873,915

(1)	Net of 36,094 and 90,359 corresponding to turnover tax for the years ended December 31, 2018 and 2017.

7.4.	Finance expenses

	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Interest on loans and borrowings from CAMMESA	(1,478,601)	(1,110,955)	(1,046,242)
Foreign exchange differences	(4,763,772)	(80,654)	(128,708)
Bank commissions for loans and others	(58,508)	(9,045)	(30,497)
	(6,300,881)	(1,200,654)	(1,205,447)